Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consist of the following:
	December 31, 2023	December 31, 2022

Leasehold improvement	$243,290	$205,314
Vehicle	92,945	68,442
Office equipment	25,551	11,661
Electronic equipment	59,239	21,736
Less: Accumulated depreciation	(207,134)	(96,823)
	$213,891	$210,330